Exhibit 99.1

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$106,997,191.23	0.4901383	$95,624,698.20	0.4380426	$11,372,493.03
Total Securities	$106,997,191.23	0.0913491	$95,624,698.20	0.0816398	$11,372,493.03

Weighted Avg. Coupon (WAC)	4.74%		4.76%
Weighted Avg. Remaining Maturity (WARM)	18.74		17.91
Pool Receivables Balance	$135,503,286.36		$123,864,540.72
Remaining Number of Receivables	25,905		25,037

Adjusted Pool Balance	$133,114,245.13		$121,741,752.10

III. COLLECTIONS

Principal:
Principal Collections	$11,511,411.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$248,930.59
Total Principal Collections	$11,760,341.92

Interest:
Interest Collections	$547,014.16
Late Fees & Other Charges	$26,415.44
Interest on Repurchase Principal	$-
Total Interest Collections	$573,429.60

Collection Account Interest	$594.54
Reserve Account Interest	$372.17
Servicer Advances	$-

Total Collections	$12,334,738.23

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$12,334,738.23
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$12,334,738.23
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$112,919.41	$-	$112,919.41	$112,919.41
Collection Account Interest					$594.54
Late Fees & Other Charges					$26,415.44
Total due to Servicer					$139,929.39

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$145,337.85		$145,337.85

Total interest:		$145,337.85		$145,337.85	$145,337.85

Available Funds Remaining:					$12,049,470.99

3. Principal Distribution Amount:					$11,372,493.03

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,372,493.03
Class A Notes Total:		11,372,493.03		$11,372,493.03
Total Noteholders Principal				$11,372,493.03

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					676,977.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,389,041.23
Beginning Period Amount	$2,389,041.23
Current Period Amortization	$266,252.61
Ending Period Required Amount	$2,122,788.62
Ending Period Amount	$2,122,788.62
Next Distribution Date Required Amount	$1,874,301.61

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		19.62%	21.45%	21.45%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.23%	24,595	97.39%	$120,625,747.41
30 - 60 Days	1.41%	352	2.09%	$2,587,668.67
61 - 90 Days	0.29%	73	0.43%	$535,104.67
91 + Days	0.07%	17	0.09%	$116,019.97
		25,037		$123,864,540.72
Total
Delinquent Receivables 61 + days past due	0.36%	90	0.53%	$651,124.64
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	90	0.48%	$656,814.32
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	82	0.45%	$660,850.08
Three-Month Average Delinquency Ratio	0.34%		0.49%

Repossession in Current Period		15		$93,651.98
Repossession Inventory		46		$65,369.64

Charge-Offs
Gross Principal of Charge-Off for Current Period				$127,334.31
Recoveries				$(248,930.59)
Net Charge-offs for Current Period				$(121,596.28)

Beginning Pool Balance for Current Period				$135,503,286.36

Net Loss Ratio				-1.08%
Net Loss Ratio for 1st Preceding Collection Period				0.42%
Net Loss Ratio for 2nd Preceding Collection Period				-0.02%
Three-Month Average Net Loss Ratio for Current Period				-0.22%

Cumulative Net Losses for All Periods				$8,514,130.31
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$491,691.01
Number of Extensions				61

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